Warrant Liabilities - Additional Information (Details) SFr / shares in Units, SFr in Thousands	12 Months Ended
	Dec. 31, 2025 CHF (SFr) SFr / shares shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 CHF (SFr) SFr / shares shares	Dec. 31, 2024 $ / shares
Disclosure of detailed information about borrowings [line items]
Fair value loss on warrant liability	SFr (12,294)		SFr (15,531)
Decrease of the warrant liability	SFr (14,500)		SFr 19,900
Exercise of public warrants | shares	1,929,467		279,033
Exercise of public warrants per share | (per share)	SFr 9.55	$ 11.5	SFr 10.13	$ 11.5
Issuance of shares in connection with reduction to warrant liability	SFr 17,800		SFr 1,300
Issuance of Shares in connection with increase in cash	19,800		2,700
Issuance of shares in connection with warrant exercises	SFr 37,800		SFr 4,100